Investments in Joint Ventures	12 Months Ended
Dec. 31, 2012
Equity Method Investments and Joint Ventures Disclosure [Text Block]

Note 7—Investments in Joint Ventures

The Account owns interests in several real estate properties through joint ventures and receives distributions and allocations of profits and losses from the joint ventures based on the Account’s ownership interest in those investments. Several of these joint ventures have mortgage loans payable collateralized by the properties owned by the aforementioned joint ventures. At December 31, 2012, the Account held 15 investments in joint ventures with non-controlling ownership interest percentages that ranged from 33% to 85%. Certain joint ventures are subject to adjusted distribution percentages when earnings in the investment reach a pre-determined threshold. The Account’s equity in the joint ventures was $2.3 billion at December 31, 2012 and $1.6 billion at December 31, 2011, respectively. The Account’s most significant joint venture investment is the DDR joint venture which represented 2.6% of the Account’s net assets and 2.3% of the Account’s invested assets.

The Account’s proportionate share of the mortgage loans payable within the joint venture investments at fair value was $1.8 billion at December 31, 2012 and $1.6 billion at December 31, 2011. The Account’s share in the outstanding principal of the mortgage loans payable within the joint ventures was $1.8 billion at December 31, 2012 and $1.6 billion at December 31, 2011, respectively.

A condensed summary of the financial position and results of operations of the joint ventures are shown below (in millions):

	December 31, 2012	December 31, 2011
Assets
Real Estate properties, at fair value	$6,495.4	$4,844.3
Other assets	181.5	128.9

Total assets	$6,676.9	$4,973.2

Liabilities & Equity
Mortgage Notes Payable, at fair value	$2,656.0	$2,259.1
Other liabilities	82.8	83.6

Total liabilities	2,738.8	2,342.7
Equity	3,938.1	2,630.5

Total liabilities and equity	$6,676.9	$4,973.2

	Years Ended December 31,
	2012	2011	2010
Operating Revenue and Expenses
Revenues	$478.9	$457.7	$466.5
Expenses	273.5	279.4	287.6

Excess of revenues over expenses	$205.4	$178.3	$178.9

Principal payment schedule on mortgage loans payable within the joint ventures as of December 31, 2012 is as follows (in millions):

Amount
2013	$481.9
2014	10.2
2015	939.3
2016	11.4
2017	572.2
Thereafter	609.2

Total maturities	$2,624.2

Management of the Account monitors the financial position of the Account’s joint venture partners. To the extent that management of the Account determines that a joint venture partner has financial or liquidity concerns, management will evaluate all actions and remedies available to the Account under the applicable joint venture agreement to minimize any potential adverse implications to the Account.